Financial Instruments and Fair Value Measurements - Derivatives Not Designated as Hedging Instruments on the Unaudited Interim Condensed Consolidated Statement of Operations (Table) (Details) - USD ($)
$ in Thousands
6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Derivative [Line Items]
Loss on interest rate swaps, net	$ (6,547)	$ (10,061)
Derivatives not designated as Hedging Instruments
Derivative [Line Items]
Total	(6,547)	(10,061)
Interest rate swaps | Derivatives not designated as Hedging Instruments
Derivative [Line Items]
Loss on interest rate swaps, net	$ (6,547)	$ (10,061)